Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Employee Benefit Plans [Abstract]
2015	$ 466
2016	472
2017	476
2018	526
2019	530
2020-2024	$ 2,828